Securities - Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 192,252	$ 199,094
Gross Unrealized Gains	6,262	3,549
Gross Unrealized Losses	(609)	(3,030)
Total securities available for sale, Fair Value	197,905	199,613
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	42,910	52,229
Gross Unrealized Gains	115	95
Gross Unrealized Losses	(123)	(764)
Total securities available for sale, Fair Value	42,902	51,560
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	83,215	79,975
Gross Unrealized Gains	5,112	2,327
Gross Unrealized Losses	(306)	(1,677)
Total securities available for sale, Fair Value	88,021	80,625
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	65,646	66,409
Gross Unrealized Gains	976	1,127
Gross Unrealized Losses	(180)	(557)
Total securities available for sale, Fair Value	66,442	66,979
Total Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	191,771	198,613
Gross Unrealized Gains	6,203	3,549
Gross Unrealized Losses	(609)	(2,998)
Total securities available for sale, Fair Value	197,365	199,164
Equity Securities in Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	481	481
Gross Unrealized Gains	59
Gross Unrealized Losses		(32)
Total securities available for sale, Fair Value	$ 540	$ 449